Other (Charges) Gains, Net (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Other (Charges) Gains, Net

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(6)	(22)	(32)
Kelsterbach plant relocation (Note 27)	(7)	(47)	(26)
Plumbing actions (Note 23)	5	6	59
Insurance recoveries (Note 28)	—	—	18
Asset impairments	(8)	(1)	(74)
Plant/office closures	—	—	(4)
Commercial disputes	2	15	13
Other	—	1	—
Total	(14)	(48)	(46)

Schedule of Restructuring Reserve
The changes in the restructuring reserves by business segment are as follows:

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Other	Total
	(In $ millions)
Employee Termination Benefits
As of December 31, 2010	3	16	—	24	10	53
Additions	8	4	—	1	8	21
Cash payments	(2)	(2)	—	(20)	(4)	(28)
Other changes	—	—	—	—	(3)	(3)
Exchange rate changes	(1)	—	—	—	—	(1)
As of December 31, 2011	8	18	—	5	11	42
Additions	—	5	—	2	1	8
Cash payments	(2)	(11)	—	(3)	(3)	(19)
Other changes	—	—	—	(1)	(2)	(3)
Exchange rate changes	—	1	—	—	—	1
As of December 31, 2012	6	13	—	3	7	29
Plant/Office Closures
As of December 31, 2010	—	—	—	3	1	4
Additions	—	—	—	—	—	—
Cash payments	—	—	—	(2)	—	(2)
Other changes	—	—	—	—	—	—
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2011	—	—	—	1	1	2
Additions	—	—	—	—	—	—
Cash payments	—	—	—	—	—	—
Other changes	—	—	—	—	(1)	(1)
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2012	—	—	—	1	—	1
Total	6	13	—	4	7	30